Trading securities and financial assets designated at fair value (Tables)	12 Months Ended
Sep. 30, 2018
Trading securities and financial assets designated at fair value
Financial assets
Schedule of financial assets

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Trading securities	17,779	15,860	15,288	16,673	14,151
Securities purchased under agreement to resell	1,379	6,887	3,260	1,379	6,887
Other financial assets designated at fair value	2,976	2,577	2,620	2,365	1,908

Total trading securities and financial assets designated at fair value	22,134	25,324	21,168	20,417	22,946

Trading securities
Financial assets
Schedule of financial assets

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017

Government and semi-government securities	13,062	11,339	9,267	12,253	10,452
Other debt securities	4,622	4,453	5,960	4,325	3,631
Equity securities	8	11	7	8	11
Other	87	57	54	87	57

Total trading securities	17,779	15,860	15,288	16,673	14,151

Other financial assets designated at fair value
Financial assets
Schedule of financial assets

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017

Other debt securities	2,715	2,259	2,319	2,302	1,848
Equity securities	261	318	301	63	60

Total other financial assets designated at fair value	2,976	2,577	2,620	2,365	1,908